UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09521

AMG Funds

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds, LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: September 30th

Date of reporting period: OCTOBER 1, 2017 – MARCH 31, 2018

(Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

SEMI-ANNUAL REPORT

AMG Funds
March 31, 2018

AMG SouthernSun Small Cap Fund
Class N: SSSFX	| Class I: SSSIX
AMG SouthernSun U.S. Equity Fund
Class N: SSEFX	| Class I: SSEIX	| Class C: SSECX
AMG SouthernSun Global Opportunities Fund
Class N: SSOVX	| Class I: SSOLX

amgfunds.com	033118 SAR076

AMG Funds
Semi-Annual Report — March 31, 2018 (unaudited)

TABLE OF CONTENTS	PAGE

ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

AMG SouthernSun Small Cap Fund	5

AMG SouthernSun U.S. Equity Fund	8

AMG SouthernSun Global Opportunities Fund	11

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	14
Balance sheets, net asset value (NAV) per share computations and cumulative undistributed amounts

Statement of Operations	16
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	17
Detail of changes in assets for the past two fiscal periods

Financial Highlights	18
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	25
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds family of mutual funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended March 31, 2018	Expense Ratio for the Period	Beginning Account Value 10/01/17	Ending Account Value 03/31/18	Expenses Paid During the Period*
AMG SouthernSun Small Cap Fund

Based on Actual Fund Return

Class N	1.21%	$1,000	$953	$5.89

Class I	0.96%	$1,000	$954	$4.68

Based on Hypothetical 5% Annual Return

Class N	1.21%	$1,000	$1,019	$6.09

Class I	0.96%	$1,000	$1,020	$4.84

AMG SouthernSun U.S. Equity Fund

Based on Actual Fund Return

Class N	1.20%	$1,000	$970	$5.89

Class I	0.95%	$1,000	$971	$4.67

Class C	1.95%	$1,000	$966	$9.56

Based on Hypothetical 5% Annual Return

Class N	1.20%	$1,000	$1,019	$6.04

Class I	0.95%	$1,000	$1,020	$4.78

Class C	1.95%	$1,000	$1,015	$9.80

Six Months Ended March 31, 2018	Expense Ratio for the Period	Beginning Account Value 10/01/17	Ending Account Value 03/31/18	Expenses Paid During the Period*
AMG SouthernSun Global Opportunities Fund

Based on Actual Fund Return

Class N	1.70%	$1,000	$1,002	$8.49

Class I	1.34%	$1,000	$1,004	$6.69

Based on Hypothetical 5% Annual Return

Class N	1.70%	$1,000	$1,016	$8.55

Class I	1.34%	$1,000	$1,018	$6.74

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 365.

2

Fund Performance (unaudited)
Periods ended March 31, 2018

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended March 31, 2018.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years	Since Inception	Inception Date

AMG SouthernSun Small Cap Fund[2,3,4,5,6,7,8]

Class N	(4.73%)	4.20%	5.95%	10.18%	10.38%	10/01/03

Class I	(4.63%)	4.44%	6.20%	—	14.06%	09/30/09

Russell 2000® Index[14]	3.25%	11.79%	11.47%	9.84%	9.45%	10/01/03	†

MSCI USA Small Cap Index[15]	4.10%	12.04%	11.62%	10.78%	9.93%	10/01/03	†

AMG SouthernSun U.S. Equity Fund[2,3,4,5,6,7,8,9]

Class N	(2.97%)	1.73%	6.07%	—	8.50%	04/10/12

Class I	(2.86%)	1.97%	6.33%	—	8.77%	04/10/12

Class C	(3.37%)	0.92%	5.27%	—	7.71%	04/10/12

Russell 2500® Index[16]	4.99%	12.31%	11.55%	—	13.56%	04/10/12	†

Russell Midcap® Index[17]	5.58%	12.20%	12.09%	—	13.81%	04/10/12	†

AMG SouthernSun Global Opportunities Fund[3,4,5,6,7,8,9,10,11,12,13]

Class N	0.22%	9.76%	—	—	9.26%	07/11/16

Class I	0.39%	10.22%	—	—	9.58%	07/11/16

MSCI ACWI Index[18]	4.71%	14.85%	—	—	15.96%	07/11/16	†

MSCI ACWI SMID Cap Index[19]	5.33%	15.94%	—	—	16.60%	07/11/16	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Funds and other information, please call 800.835.3879 or visit our website at amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

*	Not annualized.

†	Date reflects inception date of the Fund, not the index.

[1]	Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Funds are net of expenses and based on the published NAV as of March 31, 2018. All returns are in U.S. dollars ($).

[2]	AMG SouthernSun Small Cap Fund’s and AMG SouthernSun U.S. Equity Fund’s inception dates and returns for all periods beginning prior to March 31, 2014 reflects performance of the predecessor Funds, SouthernSun Small Cap Fund and SouthernSun U.S. Equity Fund, respectively, and were managed by SouthernSun Asset Management, LLC with the same investment objectives and substantially similar investment policies.

[3]	From time to time the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.

[4]	A short-term redemption fee of 2% will be charged on shares held for less than 60 days.

[5]	The Fund is subject to risks associated with investments in small-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history and a reliance on one or a limited number of products.

[6]  A greater percentage of the Fund’s holdings may be focused in a smaller number of securities which may place the Fund at greater risk than a more diversified fund.

[7]  Companies that are in similar businesses may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

[8]  The Fund invests in value stocks, which may perform differently from the market as a whole and may be undervalued by the market for a long period of time.

[9]  The Fund is subject to risks associated with investments in mid-capitalization companies such as greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

[10] Investments in international securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations.

[11] The Fund is subject to the risks associated with investments in emerging markets, such as erratic earnings patterns, economic and political instability, changing exchange controls, limitations on repatriation of foreign capital and changes in local governmental attitudes toward private investment, possibly leading to nationalization or confiscation of investor assets.

[12] The Fund is subject to currency risk resulting from fluctuations in exchange rates that may affect the total loss or gain on a non-U.S. Dollar investment when converted back to U.S. Dollars.

[13] The Fund may invest in derivatives such as options and futures; the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.

[14] The Russell 2000® Index is composed of the 2,000 smallest stocks in the Russell 3000® Index and is widely regarded in the industry as the premier measure of small-cap stock performance.

[15] The MSCI USA Small Cap Index is designed to measure the performance of the small cap segment of the U.S. equity market.

[16] The Russell 2500TM Index measures the performance of the small to mid-cap segment of the U.S. equity universe, commonly referred to as “smid” cap. The Russell 2500TM Index is a subset of the Russell 3000® Index. It includes approximately 2,500 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2500TM is constructed to provide a comprehensive and unbiased barometer for the small to mid-cap segment. The Index is completely reconstituted annually to ensure larger stocks do not distort the performance and

3

Fund Performance
Periods ended March 31, 2018(continued)

characteristics of the true small to mid-cap opportunity set.

[17] The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000® Index, which represent approximately 25% of the total market capitalization of the Russell 1000® Index.

[18] The MSCI All Country World Index (ACWI) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 23 developed and 24 emerging market country indices. The developed market country indices included are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The emerging market country indices included are: Brazil, Chile, China, Colombia, Czech

Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

[19] The MSCI ACWI SMID Cap Index captures small to mid-cap representation across 23 Developed Markets (DM) and 24 Emerging Markets (EM) countries. The developed market country indices included are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom. and the United States. The emerging market country indices included are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Russia, Qatar, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

The Russell Indices are trademarks of the London Stock Exchange Group companies.

All MSCI data is provided ‘as is.’ The product described herein is not sponsored or endorsed and has not been reviewed or passed on by MSCI. In no event shall MSCI, its affiliates, or any MSCI data provider have any liability of any kind in connection with the MSCI data or the product described herein. Copying or redistributing the MSCI data is strictly prohibited.

Unlike the Funds, the indices are unmanaged, are not available for investment, and do not incur expenses.

   Not FDIC insured, nor bank guaranteed. May lose value.

4

AMG SouthernSun Small Cap Fund
Fund Snapshots (unaudited) March 31, 2018

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Industrials	41.7

Consumer Discretionary	21.9

Health Care	9.6

Consumer Staples	9.2

Information Technology	8.3

Energy	5.0

Short-Term Investments[1]	10.8

Other Assets Less Liabilities[2]	(6.5)

[1]	Includes reinvestment of cash collateral into joint repurchase agreements on security lending transactions.

[2]	Includes repayment of cash collateral on security lending transactions.

TOP TEN HOLDINGS

Security Name	% of Net Assets

Darling Ingredients, Inc.	6.4

Clean Harbors, Inc.	5.4

The Brink’s Co.	5.4

Hill-Rom Holdings, Inc.	5.3

Federal Signal Corp.	5.2

Polaris Industries, Inc.	5.1

The Timken Co.	5.0

Newfield Exploration Co.	5.0

Trinity Industries, Inc.	4.8

Actuant Corp., Class A	4.7

Top Ten as a Group	52.3

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

5

AMG SouthernSun Small Cap Fund
Schedule of Portfolio Investments (unaudited) March 31, 2018

	Shares	Value

Common Stocks - 95.7%

Consumer Discretionary - 21.9%

Extended Stay America, Inc.	685,293	$13,548,243

Murphy USA, Inc.*,1	201,283	14,653,402

Polaris Industries, Inc.[1]	140,819	16,126,592

Tenneco, Inc.	253,671	13,918,928

Thor Industries, Inc.	102,523	11,807,574

Total Consumer Discretionary		70,054,739

Consumer Staples - 9.2%

Darling Ingredients, Inc.*	1,174,750	20,323,175

Sanderson Farms, Inc.	75,367	8,970,180

Total Consumer Staples		29,293,355

Energy - 5.0%

Newfield Exploration Co.*	651,559	15,911,071

Health Care - 9.6%

Centene Corp.*	128,073	13,687,161

Hill-Rom Holdings, Inc.	196,029	17,054,523

Total Health Care		30,741,684

Industrials - 41.7%

Actuant Corp., Class A	648,254	15,071,905

Aegion Corp.*	540,775	12,389,155

AGCO Corp.	186,888	12,119,687

The Brink’s Co.	241,392	17,223,319

Clean Harbors, Inc.*	354,597	17,307,880

Dycom Industries, Inc.*	72,544	7,807,911

Federal Signal Corp.	754,416	16,612,240

Nordson Corp.	23,931	3,262,753

The Timken Co.	352,303	16,065,017

Trinity Industries, Inc.	472,924	15,431,510

Total Industrials		133,291,377

Information Technology - 8.3%

Broadridge Financial Solutions, Inc.	125,350	13,749,641

Diebold Nixdorf, Inc.[1]	831,347	12,802,744

Total Information Technology		26,552,385

Total Common Stocks (Cost $247,357,901)		305,844,611

	Principal Amount	Value

Short-Term Investments - 10.8%

Joint Repurchase Agreements - 6.2%[2]

BNP Paribas S.A., dated 03/29/18, due 04/02/18, 1.800% total to be received $984,790 (collateralized by various U.S. Government Agency Obligations, 0.000% - 2.375%, 02/15/23 - 09/09/49, totaling $1,004,285)	$984,593	$984,593

Daiwa Capital Markets America, dated 03/29/18, due 04/02/18, 1.810% total to be received $4,682,841 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.500%, 04/30/18 - 12/01/51, totaling $4,775,537)	4,681,899	4,681,899

Jefferies LLC, dated 03/29/18, due 04/02/18, 1.840% total to be received $4,682,856 (collateralized by various U.S. Government Agency Obligations, 2.500% - 6.000%, 03/01/37 - 06/15/60, totaling $4,775,572)	4,681,899	4,681,899

Nomura Securities International, Inc., dated 03/29/18, due 04/02/18, 1.820% total to be received $4,682,846 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.500%, 04/02/18 - 02/20/68, totaling $4,775,537)	4,681,899	4,681,899

State of Wisconsin Investment Board, dated 03/29/18, due 04/02/18, 2.100% total to be received $4,682,992 (collateralized by various U.S. Government Agency Obligations, 0.125% - 3.875%, 04/15/19 - 02/15/47, totaling $4,792,287)	4,681,900	4,681,900

Total Joint Repurchase Agreements		19,712,190

	Shares
Other Investment Companies - 4.6%

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class Shares, 1.62%[3]	14,882,608	14,882,608

Total Short-Term Investments (Cost $34,594,798)		34,594,798

Total Investments - 106.5% (Cost $281,952,699)		340,439,409

Other Assets, less Liabilities - (6.5)%		(20,864,323)

Net Assets - 100.0%		$319,575,086

*	Non-income producing security.

[1]	Some or all of these securities, amounting to $19,985,083 or 6.3% of net assets, were out on loan to various brokers.

[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the March 31, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The accompanying notes are an integral part of these financial statements.
6

AMG SouthernSun Small Cap Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of March 31, 2018:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks†	$305,844,611	—	—	$305,844,611

Short-Term Investments

Joint Repurchase Agreements	—	$19,712,190	—	19,712,190

Other Investment Companies	14,882,608	—	—	14,882,608

Total Investments in Securities	$320,727,219	$19,712,190	—	$340,439,409

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of March 31, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

The accompanying notes are an integral part of these financial statements.
7

AMG SouthernSun U.S. Equity Fund
Fund Snapshots (unaudited)
March 31, 2018

PORTFOLIO BREAKDOWN

% of
Sector	Net Assets

Industrials	34.2

Consumer Discretionary	21.2

Information Technology	18.3

Consumer Staples	6.3

Health Care	5.9

Energy	5.0

Materials	3.4

Utilities	1.0

Short-Term Investments[1]	11.3

Other Assets Less Liabilities[2]	(6.6)

[1]	Includes reinvestment of cash collateral into joint repurchase agreements on security lending transactions.

[2]	Includes repayment of cash collateral on security lending transactions.

TOP TEN HOLDINGS

% of
Security Name	Net Assets

Darling Ingredients, Inc.	6.3

Centene Corp.	5.9

Clean Harbors, Inc.	5.3

The Western Union Co.	5.3

Polaris Industries, Inc.	5.0

Newfield Exploration Co.	5.0

The Timken Co.	4.9

Trinity Industries, Inc.	4.8

The Brink’s Co.	4.7

Broadridge Financial Solutions, Inc.	4.6

Top Ten as a Group	51.8

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

8

AMG SouthernSun U.S. Equity Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2018

	Shares	Value

Common Stocks - 95.3%

Consumer Discretionary - 21.2%

Extended Stay America, Inc.	1,561,542	$30,871,685

Hanesbrands, Inc.[1]	1,530,919	28,199,528

Murphy USA, Inc.*	451,034	32,835,275

Polaris Industries, Inc.[1]	319,318	36,568,297

Thor Industries, Inc.	221,520	25,512,459

Total Consumer Discretionary		153,987,244

Consumer Staples - 6.3%

Darling Ingredients, Inc.*	2,624,583	45,405,286

Energy - 5.0%

Newfield Exploration Co.*	1,474,957	36,018,450

Health Care - 5.9%

Centene Corp.*	398,859	42,626,061

Industrials - 34.2%

AGCO Corp.	422,514	27,400,033

The Brink’s Co.	474,794	33,876,552

Clean Harbors, Inc.*	791,565	38,636,288

Dycom Industries, Inc.*	159,603	17,178,071

Flowserve Corp.	759,414	32,905,409

IDEX Corp.	196,353	27,982,266

The Timken Co.	785,395	35,814,012

Trinity Industries, Inc.	1,054,339	34,403,081

Total Industrials		248,195,712

Information Technology - 18.3%

Broadridge Financial Solutions, Inc.	303,525	33,293,657

CommScope Holding Co., Inc.*	414,834	16,580,915

Diebold Nixdorf, Inc.[1]	1,256,147	19,344,664

Knowles Corp.*	1,966,214	24,754,634

The Western Union Co.	1,997,403	38,410,060

Total Information Technology		132,383,930

Materials - 3.4%

WestRock Co.	382,716	24,558,918

Utilities - 1.0%

OGE Energy Corp.	234,073	7,670,572

Total Common Stocks (Cost $617,954,588)		690,846,173

	Principal Amount	Value

Short-Term Investments - 11.3%

Joint Repurchase Agreements - 6.6%[2]

Cantor Fitzgerald Securities, Inc., dated 03/29/18, due 04/02/18, 1.800% total to be received $11,339,322 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.500%, 03/31/18 - 02/20/68, totaling $11,563,796)	$11,337,055	$11,337,055

Daiwa Capital Markets America, dated 03/29/18, due 04/02/18, 1.810% total to be received $11,339,335 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.500%, 04/30/18 - 12/01/51, totaling $11,563,796)	11,337,055	11,337,055

Deutsche Bank Securities, Inc., dated 03/29/18, due 04/02/18, 1.820% total to be received $1,377,098 (collateralized by various U.S. Government Agency Obligations, 3.500% - 4.500%, 07/25/42 - 01/20/48, totaling $1,404,356)	1,376,820	1,376,820

Merrill Lynch, Pierce, Fenner & Smith, Inc., dated 03/29/18, due 04/02/18, 1.800% total to be received $1,007,659 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.000%, 10/31/23 - 09/09/49, totaling $1,027,607)	1,007,458	1,007,458

RBC Dominion Securities, Inc., dated 03/29/18, due 04/02/18, 1.800% total to be received $11,339,322 (collateralized by various U.S. Government Agency Obligations, 0.000% - 5.000%, 06/28/18 - 12/20/47, totaling $11,563,796)	11,337,055	11,337,055

State of Wisconsin Investment Board, dated 03/29/18, due 04/02/18, 2.100% total to be received $11,339,745 (collateralized by various U.S. Government Agency Obligations, 0.125% - 3.875%, 04/15/19 - 02/15/47, totaling $11,604,400)	11,337,100	11,337,100

Total Joint Repurchase Agreements		47,732,543

	Shares
Other Investment Companies - 4.7%

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class Shares, 1.62%[3]	33,981,936	33,981,936

Total Short-Term Investments (Cost $81,714,479)		81,714,479

Total Investments - 106.6% (Cost $699,669,067)		772,560,652

Other Assets, less Liabilities - (6.6)%		(47,919,162)

Net Assets - 100.0%		$724,641,490

The accompanying notes are an integral part of these financial statements.
9

AMG SouthernSun U.S. Equity Fund
Schedule of Portfolio Investments (continued)

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $47,890,482 or 6.6% of net assets, were out on loan to various brokers.
[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the March 31, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities

Common Stocks†	$690,846,173	–	–	$690,846,173

Short-Term Investments

Joint Repurchase Agreements	–	$47,732,543	–	47,732,543

Other Investment Companies	33,981,936	–	–	33,981,936

Total Investments in Securities	$724,828,109	$47,732,543	–	$772,560,652

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of March 31, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

The accompanying notes are an integral part of these financial statements.
10

AMG SouthernSun Global Opportunities Fund
Fund Snapshots (unaudited)
March 31, 2018

PORTFOLIO BREAKDOWN

% of
Sector	Net Assets

Industrials	27.9

Consumer Discretionary	19.8

Consumer Staples	12.1

Financials	10.3

Information Technology	7.5

Health Care	5.4

Energy	5.0

Short-Term Investments[1]	19.6

Other Assets Less Liabilities[2]	(7.6)

[1]	Includes reinvestment of cash collateral into joint repurchase agreements on security lending transactions.

[2]	Includes repayment of cash collateral on security lending transactions.

TOP TEN HOLDINGS
% of
Security Name	Net Assets

Bakkafrost P/F (Faroe Islands)	6.4

Darling Ingredients, Inc.	5.7

Centene Corp.	5.4

The Brink’s Co.	5.1

Clean Harbors, Inc.	5.0

Newfield Exploration Co.	5.0

The Western Union Co.	4.9

Polaris Industries, Inc.	4.7

SKF AB, Class B (Sweden)	4.6

Bangkok Bank PCL (Thailand)	4.6

Top Ten as a Group	51.4

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

11

AMG SouthernSun Global Opportunities Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2018

	Shares	Value

Common Stocks - 88.0%

Consumer Discretionary - 19.8%

De’ Longhi S.P.A. (Italy)	4,658	$138,270

Extended Stay America, Inc. (United States)	6,850	135,425

Pendragon PLC (United Kingdom)	331,230	107,814

Polaris Industries, Inc. (United States)[1]	1,387	158,839

Tenneco, Inc. (United States)	2,304	126,420

Total Consumer Discretionary		666,768

Consumer Staples - 12.1%

Bakkafrost P/F (Faroe Islands)	3,928	215,224

Darling Ingredients, Inc. (United States)*	11,109	192,186

Total Consumer Staples		407,410

Energy - 5.0%

Newfield Exploration Co. (United States)*	6,897	168,425

Financials - 10.3%

American Express Co. (United States)	1,048	97,757

Bangkok Bank PCL (Thailand)	22,218	153,473

Discover Financial Services (United States)	1,336	96,098

Total Financials		347,328

Health Care - 5.4%

Centene Corp. (United States)*	1,689	180,503

Industrials - 27.9%

AGCO Corp. (United States)	1,696	109,986

Brenntag AG (Germany)	1,643	97,811

The Brink’s Co. (United States)	2,409	171,882

Bunzl PLC (United Kingdom)	3,762	110,627

Clean Harbors, Inc. (United States)*	3,468	169,273

*	Non-income producing security.

[1]	Some or all of these securities, amounting to $235,361 or 7.0% of net assets, were out on loan to various brokers.

[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.

	Shares	Value

Localiza Rent a Car, S.A. (Brazil)	14,364	$124,085

SKF AB, Class B (Sweden)[1]	7,566	155,005

Total Industrials		938,669

Information Technology - 7.5%

Spectris PLC (United Kingdom)	2,281	86,331

The Western Union Co. (United States)	8,553	164,474

Total Information Technology		250,805

Total Common Stocks (Cost $2,593,571)		2,959,908

	Principal Amount
Short-Term Investments - 19.6%

Joint Repurchase Agreements - 7.2%[2]

Merrill Lynch, Pierce, Fenner & Smith, Inc., dated 03/29/18, due 04/02/18, 1.800% total to be received $240,902 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.000%, 10/31/23 - 09/09/49, totaling $245,671)	$240,854	240,854

	Shares

Other Investment Companies - 12.4%

Dreyfus Government Cash Management Fund, Institutional Class Shares, 1.54%[3]	418,663	418,663

Total Short-Term Investments (Cost $659,517)		659,517

Total Investments - 107.6% (Cost $3,253,088)		3,619,425

Other Assets, less Liabilities - (7.6)%		(256,587)

Net Assets - 100.0%		$3,362,838

[3]	Yield shown represents the March 31, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The accompanying notes are an integral part of these financial statements.
12

AMG SouthernSun Global Opportunities Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of March 31, 2018:

	Level 1	Level 2[1]	Level 3	Total

Investments in Securities

Common Stocks

Industrials	$575,226	$363,443	—	$938,669

Consumer Discretionary	528,498	138,270	—	666,768

Consumer Staples	192,186	215,224	—	407,410

Financials	193,855	153,473	—	347,328

Information Technology	164,474	86,331	—	250,805

Health Care	180,503	—	—	180,503

Energy	168,425	—	—	168,425

Short-Term Investments

Joint Repurchase Agreements	—	240,854	—	240,854

Other Investment Companies	418,663	—	—	418,663

Total Investment in Securities	$2,421,830	$1,197,595	—	$3,619,425

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. As a result, certain international equity securities may be level 2 and could result in transfers between level 1 and level 2. (See Note 1(a) in the Notes to Financial Statements.)

As of March 31, 2018, the Fund had transfers between level 1 and level 2 as follows:

	Transfer into Level 1[1]	Transfer out of Level 1[1]	Transfer into Level 2[1]	Transfer out of Level 2[1]

Assets:
Common Stocks	—	$(143,705)	$143,705	—

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. As a result, certain international equity securities may be level 2 and could result in transfers between level 1 and level 2. (See Note 1(a) in the Notes to Financial Statements.)

Country	% of Long-Term Investments

Brazil	4.2

Faroe Islands	7.3

Germany	3.3

Italy	4.7

Sweden	5.2

Thailand	5.2

United Kingdom	10.3

United States	59.8

100.0

The accompanying notes are an integral part of these financial statements.

13

Statement of Assets and Liabilities (unaudited)
March 31, 2018

	AMG SouthernSun Small Cap Fund	AMG SouthernSun U.S. Equity Fund	AMG SouthernSun Global Opportunities Fund
Assets:

Investments at Value* (including securities on loan valued at $19,985,083, $47,890,482, and $235,361, respectively)	$340,439,409	$772,560,652	$3,619,425

Cash	39,206	379,505	1,625

Dividend, interest and other receivables	106,876	394,811	5,007

Receivable for Fund shares sold	27,708	1,285,128	—

Receivable from affiliate	—	—	5,951

Prepaid expenses	22,786	39,871	11,716

Total assets	340,635,985	774,659,967	3,643,724

Liabilities:

Payable upon return of securities loaned	19,712,190	47,732,543	240,854

Payable for investments purchased	505,336	901,426	11,839

Payable for Fund shares repurchased	505,973	670,500	—

Accrued expenses:

Investment advisory and management fees	205,757	467,932	2,558

Administrative fees	41,151	93,586	426

Distribution fees	17,783	22,147	8

Shareholder service fees	—	—	117

Professional fees	34,011	53,833	18,767

Other	38,698	76,510	6,317

Total liabilities	21,060,899	50,018,477	280,886

Net Assets	$319,575,086	$724,641,490	$3,362,838

* Investments at cost	$281,952,699	$699,669,067	$3,253,088

The accompanying notes are an integral part of these financial statements.
14

Statement of Assets and Liabilities (continued)

	AMG SouthernSun Small Cap Fund	AMG SouthernSun U.S. Equity Fund	AMG SouthernSun Global Opportunities Fund
Net Assets Represent:

Paid-in capital	$279,229,651	$706,907,135	$2,973,846

Undistributed (distribution in excess of) net investment income	(92,822)	752,578	(1,754)

Accumulated net realized gain (loss) from investments	(18,048,453)	(55,909,808)	24,465

Net unrealized appreciation on investments	58,486,710	72,891,585	366,281

Net Assets	$319,575,086	$724,641,490	$3,362,838

Class N:

Net Assets	$80,942,423	$22,966,475	$35,803

Shares outstanding	3,294,250	1,680,533	3,095

Net asset value, offering and redemption price per share	$24.57	$13.67	$11.57

Class I:

Net Assets	$238,632,663	$682,052,853	$3,327,035

Shares outstanding	9,562,625	49,836,070	285,976

Net asset value, offering and redemption price per share	$24.95	$13.69	$11.63

Class C:

Net assets per class	—	$19,622,162	—

Shares outstanding	—	1,489,355	—

Net asset value, offering and redemption price per share	—	$13.17	—

The accompanying notes are an integral part of these financial statements.
15

Statement of Operations (unaudited)
For the six months ended March 31, 2018

	AMG SouthernSun Small Cap Fund	AMG SouthernSun U.S. Equity Fund	AMG SouthernSun Global Opportunities Fund

Investment Income:

Dividend income	$1,809,048	$5,536,737	$20,149

Securities lending income	37,612	89,514	328

Foreign withholding tax	—	—	(849)

Total investment income	1,846,660	5,626,251	19,628

Expenses:

Investment advisory and management fees	1,302,685	2,955,400	14,359

Administrative fees	260,537	591,080	2,393

Distribution fees - Class N	124,633	35,153	44

Distribution fees - Class C	—	137,351	—

Shareholder servicing fees - Class N	—	—	27

Shareholder servicing fees - Class I	—	—	631

Professional fees	27,826	44,559	14,685

Registration fees	23,064	40,697	16,747

Reports to shareholders	15,671	27,201	3,405

Trustee fees and expenses	12,059	27,729	101

Custodian fees	10,646	24,341	2,162

Transfer agent fees	7,892	18,210	148

Miscellaneous	4,374	9,392	858

Total expenses before offsets	1,789,387	3,911,113	55,560

Expense reimbursements	—	—	(34,117)

Expense reductions	(376)	(7,573)	—

Net expenses	1,789,011	3,903,540	21,443

Net investment income (loss)	57,649	1,722,711	(1,815)

Net Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investments	6,736,990	(7,356,010)	37,352

Net realized loss on foreign currency transactions	—	—	(916)

Net change in unrealized appreciation/depreciation on investments	(22,460,982)	(18,623,651)	(23,815)

Net change in unrealized appreciation/depreciation on foreign currency translations	—	—	117

Net realized and unrealized gain (loss)	(15,723,992)	(25,979,661)	12,738

Net increase (decrease) in net assets resulting from operations	$(15,666,343)	$(24,256,950)	$10,923

The accompanying notes are an integral part of these financial statements.
16

Statements of Changes in Net Assets
For the six months ended March 31, 2018 (unaudited) and the fiscal year ended September 30, 2017

	AMG SouthernSun Small Cap Fund		AMG SouthernSun U.S. Equity Fund		AMG SouthernSun Global Opportunities Fund

	March 31, 2018	September 30, 2017[1]	March 31, 2018	September 30, 2017[1]	March 31, 2018	September 30, 2017[1]

Increase (Decrease) in Net Assets Resulting From Operations:

Net investment income (loss)	$57,649	$(103,802)	$1,722,711	$2,170,020	$(1,815)	$2,541

Net realized gain (loss) on investments and foreign currency transactions	6,736,990	23,308,871	(7,356,010)	(16,274,179)	36,436	6,672

Net change in unrealized appreciation/depreciation on investments and foreign currency transactions	(22,460,982)	44,347,243	(18,623,651)	104,416,866	(23,698)	412,220

Net increase (decrease) in net assets resulting from operations	(15,666,343)	67,552,312	(24,256,950)	90,312,707	10,923	421,433

Distributions to Shareholders:

From net investment income:

Class N	—	—	(4,558)	(62,710)	—	—

Class I	—	(467,281)	(2,409,435)	(2,695,682)	—	—

From net realized gain on investments:

Class N	—	—	—	—	(234)	—

Class I	—	—	—	—	(21,205)	—

Total distributions to shareholders	—	(467,281)	(2,413,993)	(2,758,392)	(21,439)	—

Capital Share Transactions:[2]

Net increase (decrease) from capital share transactions	(25,063,229)	(56,746,618)	(85,727,337)	(12,977,903)	418,944	1,189,161

Total increase (decrease) in net assets	(40,729,572)	10,338,413	(112,398,280)	74,576,412	408,428	1,610,594

Net Assets:

Beginning of period	360,304,658	349,966,245	837,039,770	762,463,358	2,954,410	1,343,816

End of period	$319,575,086	$360,304,658	$724,641,490	$837,039,770	$3,362,838	$2,954,410

End of period undistributed (distribution in excess of) net investment income	$(92,822)	$(150,471)	$752,578	$1,443,860	$(1,754)	$61

[1]	Effective October 1, 2016, the Funds’ share classes were renamed as described in Note 1 of the Notes to the Financial Statements.
[2]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.
17

AMG SouthernSun Small Cap Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended March 31, 2018 (unaudited)	For the fiscal year ended September 30,
Class N		2017[1]	2016	2015	2014[2]	2013[3]

Net Asset Value, Beginning of Period	$25.79	$21.16	$21.09	$28.23	$29.46	$21.64

Income (loss) from Investment Operations:

Net investment income (loss)[4,5]	(0.02)	(0.04)	0.00 [6,7]	0.01	(0.05)[8]	0.00 [7]

Net realized and unrealized gain (loss) on investments	(1.20)	4.67	2.42	(5.01)	2.56	8.70

Total income (loss) from investment operations	(1.22)	4.63	2.42	(5.00)	2.51	8.70

Less Distributions to Shareholders from:

Net investment income	—	—	(0.02)	—	—	(0.10)

Net realized gain on investments	—	—	(2.33)	(2.14)	(3.74)	(0.78)

Total distributions to shareholders	—	—	(2.35)	(2.14)	(3.74)	(0.88)

Net Asset Value, End of Period	$24.57	$25.79	$21.16	$21.09	$28.23	$29.46

Total Return[5,9]	(4.73)%[10]	21.88%	12.97%	(18.94)%	8.53%	41.42%

Ratio of net expenses to average net assets[11]	1.21%[12]	1.21%	1.20%	1.19%	1.20%	1.22%

Ratio of gross expenses to average net assets[13]	1.21%[12]	1.21%	1.21%	1.20%	1.20%	1.22%

Ratio of net investment income (loss) to average net assets[5]	(0.15)%[12]	(0.19)%	0.01%	0.04%	(0.16)%	0.01%

Portfolio turnover	9%[10]	21%	16%	31%	24%	22%

Net assets end of period (000’s) omitted	$80,942	$110,092	$139,603	$193,335	$378,849	$417,148

18

AMG SouthernSun Small Cap Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended March 31, 2018 (unaudited)	For the fiscal year ended September 30,
Class I		2017[1]	2016	2015	2014[2]	2013[3]

Net Asset Value, Beginning of Period	$26.16	$21.46	$21.43	$28.62	$29.76	$21.84

Income (loss) from Investment Operations:

Net investment income[4,5]	0.01	0.01	0.06 [6]	0.08	0.03 [8]	0.06

Net realized and unrealized gain (loss) on investments	(1.22)	4.74	2.45	(5.09)	2.58	8.80

Total income (loss) from investment operations	(1.21)	4.75	2.51	(5.01)	2.61	8.86

Less Distributions to Shareholders from:

Net investment income	—	(0.05)	(0.11)	(0.01)	(0.01)	(0.16)

Net realized gain on investments	—	—	(2.37)	(2.17)	(3.74)	(0.78)

Total distributions to shareholders	—	(0.05)	(2.48)	(2.18)	(3.75)	(0.94)

Net Asset Value, End of Period	$24.95	$26.16	$21.46	$21.43	$28.62	$29.76

Total Return[5,9]	(4.63)%[10]	22.19%	13.23%	(18.73)%	8.80%	41.81%

Ratio of net expenses to average net assets[11]	0.96%[12]	0.96%	0.95%	0.94%	0.95%	0.97%

Ratio of gross expenses to average net assets[13]	0.96%[12]	0.96%	0.96%	0.95%	0.95%	0.97%

Ratio of net investment income to average net assets[5]	0.10%[12]	0.06%	0.27%	0.29%	0.09%	0.24%

Portfolio turnover	9%[10]	21%	16%	31%	24%	22%

Net assets end of period (000’s) omitted	$238,633	$250,213	$210,363	$281,778	$426,650	$357,624

[1]	Effective October 1, 2016, Investor Class and Institutional Class were renamed Class N and Class I, respectively.
[2]	At the start of business on March 31, 2014, the Fund was reorganized into a fund of the AMG Funds.
[3]	Audited by previous independent registered public accounting firm.
[4]	Per share numbers have been calculated using average shares.
[5]	Total returns and net investment income would have been lower had certain expenses not been offset.
[6]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $(0.01) and $0.05 for Class N and Class I shares, respectively.
[7]	Amount is less than $0.01 or $(0.01) per share.
[8]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $(0.07) and $0.00 for Class N and Class I shares, respectively.
[9]	The total return is calculated using the published Net Asset Value as of fiscal period end.
[10]	Not annualized.
[11]	Includes reduction from broker recapture amounting to less than 0.01% for the six months ended March 31, 2018, less than 0.01%, 0.01% and 0.01% for the fiscal years ended 2017, 2016 and 2015, respectively.
[12]	Annualized.
[13]	Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

19

AMG SouthernSun U.S. Equity Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended March 31, 2018 (unaudited)	For the fiscal year ended September 30,
Class N		2017[1]	2016	2015	2014[2]	2013[3]

Net Asset Value, Beginning of Period	$14.09	$12.63	$11.77	$13.89	$13.05	$10.09

Income (loss) from Investment Operations:

Net investment income (loss)[4,5]	0.02	0.01	0.03	0.03	0.00 [6,7]	(0.01)

Net realized and unrealized gain (loss) on investments	(0.44)	1.47	1.33	(1.83)	1.10	3.86

Total income (loss) from investment operations	(0.42)	1.48	1.36	(1.80)	1.10	3.85

Less Distributions to Shareholders from:

Net investment income	(0.00)[7]	(0.02)	(0.02)	—	(0.01)	(0.07)

Net realized gain on investments	—	—	(0.48)	(0.32)	(0.25)	(0.82)

Total distributions to shareholders	(0.00)[7]	(0.02)	(0.50)	(0.32)	(0.26)	(0.89)

Net Asset Value, End of Period	$13.67	$14.09	$12.63	$11.77	$13.89	$13.05

Total Return[5,8]	(2.97)%[9]	11.71%	12.13%	(13.20)%	8.56%	40.83%

Ratio of net expenses to average net assets[10]	1.20%[11]	1.20%	1.20%	1.18%	1.31%[12]	1.30%

Ratio of gross expenses to average net assets[13]	1.20%[11]	1.20%	1.20%	1.20%	1.32%	1.55%

Ratio of net investment income (loss) to average net assets[5]	0.23%[11]	0.08%	0.23%	0.25%	(0.04)%	(0.04)%

Portfolio turnover	12%[9]	18%	16%	22%	20%	25%

Net assets end of period (000’s) omitted	$22,966	$31,038	$45,902	$50,529	$87,858	$22,653

20

AMG SouthernSun U.S. Equity Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended March 31, 2018 (unaudited)	For the fiscal year ended September 30,
Class I		2017[1]	2016	2015	2014[2]	2013[3]

Net Asset Value, Beginning of Period	$14.14	$12.67	$11.83	$13.94	$13.08	$10.11

Income (loss) from Investment Operations:

Net investment income[4,5]	0.03	0.04	0.06	0.07	0.03 [6]	0.02

Net realized and unrealized gain (loss) on investments	(0.43)	1.48	1.34	(1.85)	1.11	3.85

Total income (loss) from investment operations	(0.40)	1.52	1.40	(1.78)	1.14	3.87

Less Distributions to Shareholders from:

Net investment income	(0.05)	(0.05)	(0.08)	(0.01)	(0.03)	(0.08)

Net realized gain on investments	—	—	(0.48)	(0.32)	(0.25)	(0.82)

Total distributions to shareholders	(0.05)	(0.05)	(0.56)	(0.33)	(0.28)	(0.90)

Net Asset Value, End of Period	$13.69	$14.14	$12.67	$11.83	$13.94	$13.08

Total Return[5,8]	(2.86)%[9]	12.02%	12.42%	(12.98)%	8.85%	41.02%

Ratio of net expenses to average net assets[10]	0.95%[11]	0.95%	0.95%	0.93%	1.06%[12]	1.05%

Ratio of gross expenses to average net assets[13]	0.95%[11]	0.95%	0.95%	0.95%	1.07%	1.30%

Ratio of net investment income to average net assets[5]	0.48%[11]	0.33%	0.49%	0.53%	0.21%	0.21%

Portfolio turnover	12%[9]	18%	16%	22%	20%	25%

Net assets end of period (000’s) omitted	$682,053	$770,603	$676,962	$715,376	$620,300	$209,419

21

AMG SouthernSun U.S. Equity Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended March 31, 2018 (unaudited)	For the fiscal year ended September 30,
Class C		2017	2016	2015	2014[2]	2013[3]

Net Asset Value, Beginning of Period	$13.63	$12.29	$11.51	$13.69	$12.95	$10.08

Income (loss) from Investment Operations:

Net investment loss[4,5]	(0.04)	(0.09)	(0.06)	(0.06)	(0.11)[6]	(0.09)

Net realized and unrealized gain (loss) on investments	(0.42)	1.43	1.31	(1.80)	1.10	3.83
Total income (loss) from investment operations	(0.46)	1.34	1.25	(1.86)	0.99	3.74

Less Distributions to Shareholders from:

Net investment income	—	—	—	—	—	(0.05)

Net realized gain on investments	—	—	(0.47)	(0.32)	(0.25)	(0.82)
Total distributions to shareholders	—	—	(0.47)	(0.32)	(0.25)	(0.87)

Net Asset Value, End of Period	$13.17	$13.63	$12.29	$11.51	$13.69	$12.95
Total Return[5,8]	(3.37)%[9]	10.90%	11.33%	(13.88)%	7.73%	39.67%

Ratio of net expenses to average net assets[10]	1.95%[11]	1.95%	1.95%	1.93%	2.06%[12]	2.05%

Ratio of gross expenses to average net assets[13]	1.95%[11]	1.95%	1.95%	1.95%	2.07%	2.30%

Ratio of net investment loss to average net assets[5]	(0.52)%[11]	(0.67)%	(0.52)%	(0.46)%	(0.79)%	(0.79)%

Portfolio turnover	12%[9]	18%	16%	22%	20%	25%

Net assets end of period (000’s) omitted	$19,622	$35,399	$39,599	$38,288	$23,321	$6,072

[1]	Effective October 1, 2016, Investor Class and Institutional Class were renamed Class N and Class I, respectively.
[2]	At the start of business March 31, 2014, the Fund was reorganized into a fund of AMG Funds.
[3]	Audited by previous independent registered public accounting firm.
[4]	Per share numbers have been calculated using average shares.
[5]	Total returns and net investment income would have been lower had certain expenses not been offset.
[6]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $(0.03), $0.01, and $(0.13) for Class N, Class I and Class C shares, respectively.
[7]	Amount is less than $0.01 or $(0.01) per share.
[8]	The total return is calculated using the published Net Asset Value as of fiscal period end.
[9]	Not annualized.
[10]	Includes reduction from broker recapture amounting to less than 0.01% for the six months ended March 31, 2018, less than 0.01%, less than 0.01%, 0.02%, 0.01%, and 0.25% for the years ended 2017, 2016, 2015, 2014 and 2013, respectively.
[11]	Annualized.
[12]	Such ratio includes recapture of waived/reimbursed fees from prior periods.
[13]	Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

22

AMG SouthernSun Global Opportunities Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended March 31,	For the fiscal year ended September 30,	For the period ended September 30,

Class N	2018 (unaudited)	2017[1]	2016[2]

Net Asset Value, Beginning of Period	$11.62	$9.82	$10.00

Income (loss) from Investment Operations:

Net investment loss[3,4]	(0.03)	(0.03)	(0.02)

Net realized and unrealized gain (loss) on investments	0.06	1.83	(0.16)

Total income (loss) from investment operations	0.03	1.80	(0.18)

Less Distributions to Shareholders from:

Net realized gain on investments	(0.08)	—	—

Total distributions to shareholders	(0.08)	—	—

Net Asset Value, End of Period	$11.57	$11.62	$9.82

Total Return[4,5]	0.22%[6]	18.33%	(1.80)%[6]

Ratio of net expenses to average net assets	1.70%[7]	1.70%	1.55%[7]

Ratio of gross expenses to average net assets[8]	3.84%[7]	8.04%	12.81%[7,9]

Ratio of net investment loss to average net assets[4]	(0.47)%[7]	(0.25)%	(0.70)%[7]

Portfolio turnover	4%[6]	32%	0%[6]

Net assets end of period (000’s) omitted	$36	$34	$20

23

AMG SouthernSun Global Opportunities Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended March 31,	For the fiscal year ended September 30,	For the period ended September 30,

Class I	2018 (unaudited)	2017[1]	2016[2]

Net Asset Value, Beginning of Period	$11.67	$9.82	$10.00

Income (loss) from Investment Operations:

Net investment income (loss)[3,4]	(0.01)	0.01	(0.01)

Net realized and unrealized gain (loss) on investments	0.05	1.84	(0.17)

Total income (loss) from investment operations	0.04	1.85	(0.18)

Less Distributions to Shareholders from:

Net realized gain on investments	(0.08)	—	—

Total distributions to shareholders	(0.08)	—	—

Net Asset Value, End of Period	$11.63	$11.67	$9.82

Total Return[4,5]	0.39%[6]	18.84%	(1.80)%[6]

Ratio of net expenses to average net assets	1.34%[7]	1.34%	1.30%[7]

Ratio of gross expenses to average net assets[8]	3.48%[7]	7.67%	12.56%[7,9]

Ratio of net investment income (loss) to average net assets[4]	(0.11)%[7]	0.12%	(0.47)%[7]

Portfolio turnover	4%[6]	32%	0%[6]

Net assets end of period (000’s) omitted	$3,327	$2,921	$1,324

[1]	Effective October 1, 2016, Investor Class and Institutional Class were renamed Class N and Class I, respectively.
[2]	Commencement of operations was on July 12, 2016.
[3]	Per share numbers have been calculated using average shares.
[4]	Total returns and net investment income would have been lower had certain expenses not been offset.
[5]	The total return is calculated using the published Net Asset Value as of fiscal period end.
[6]	Not annualized.
[7]	Annualized.
[8]	Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)
[9]	Ratio does not reflect the annualization of audit and organization expenses.

24

Notes to Financial Statements (unaudited)
March 31, 2018

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are AMG SouthernSun Small Cap Fund (“Small Cap”), AMG SouthernSun U.S. Equity Fund (“U.S. Equity”) and AMG SouthernSun Global Opportunities Fund (“Global Opportunities”), each a “Fund” and collectively, the “Funds.”

The Global Opportunities Fund has an inception date of July 11, 2016. The Fund’s commencement of operations was on July 12, 2016.

Each Fund offers different classes of shares, which, effective October 1, 2016, were renamed. Both Small Cap and Global Opportunities previously offered Investor Class shares and Institutional Class shares which were renamed to Class N and Class I, respectively. U.S. Equity previously offered Investor Class shares and Institutional Class shares, which were renamed to Class N and Class I, respectively, and offers Class C shares. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may pay different distribution amounts to the extent the net asset value per share and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

The Funds are non-diversified. A greater percentage of the Fund’s holdings may be focused in a smaller number of securities which may place the Funds at greater risk than a more diversified fund.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is

25

Notes to Financial Statements (continued)

assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, and if after the fact, as soon as the Funds become aware of the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trust and other trusts within the AMG Funds family of mutual funds (collectively the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

The following Funds had certain portfolio trades directed to various brokers under a brokerage recapture program. Credits received from the brokerage recapture program are earned and paid on a monthly basis, and are recorded as expense offsets, which serve to reduce the Funds’ overall expense ratio. For the six months ended March 31, 2018, the impact on the expense ratios, if any, were as follows: Small Cap -$376 or less than 0.01%, and U.S. Equity -$7,573, or less than 0.01%.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are primarily due to gain/losses on foreign currency. Temporary differences are due to wash sales and differences between book and tax treatment of losses for excise tax purposes.

At March 31, 2018, the approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax were as follows:

Fund	Cost	Appreciation	Depreciation	Net
Small Cap	$281,330,151	$75,662,602	$(16,553,344)	$59,109,258
U.S. Equity	701,308,334	125,665,528	(54,413,210)	71,252,318
Global Opportunities	3,252,019	475,305	(107,899)	367,406

e. FEDERAL TAXES

Each Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on Each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, Each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns as of March 31, 2018, and for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, management is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Net capital losses incurred may be carried forward for an unlimited time period and retain their tax character as either short-term or long-term capital losses.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of March 31, 2018, the following Funds had accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains, if any, for an unlimited time period.

26

Notes to Financial Statements (continued)

	Capital Loss Carryover Amounts
Fund	Short-Term	Long-Term

Small Cap	$19,729,860	$4,433,035
U.S. Equity	4,348,638	42,565,893

As of March 31, 2018, Global Opportunities had no accumulated net realized capital loss carryovers.

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date.

The Funds will deduct a 2.00% redemption fee from the proceeds of any redemption of shares (including a redemption by exchange) if the redemption occurs within 60 days of the purchase of those shares. For the six months ended March 31, 2018, Small Cap and U.S. Equity had redemption fees amounting to $5,827, and $5,207, respectively. For the fiscal year ended September 30, 2017, Small Cap and U.S. Equity had redemption fees amounting to $5,827, and $24,107, respectively. These amounts are netted against the cost of shares repurchased in the Statements of Changes in Net Assets.

For the six months ended March 31, 2018 (unaudited) and the fiscal year ended September 30, 2017, the capital stock transactions by class for the Funds were as follows:

		Small Cap				U.S. Equity

	March 31, 2018		September 30, 2017		March 31, 2018		September 30, 2017

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class N:

Proceeds from sale of shares	57,271	$1,480,510	321,918	$7,360,246	81,966	$1,151,743	307,723	$4,050,262

Reinvestment of distributions	—	—	—	—	315	4,520	4,197	55,736

Cost of shares repurchased	(1,032,268)	(26,479,230)	(2,650,674)	(61,313,223)	(604,856)	(8,644,891)	(1,743,445)	(23,266,290)

Net decrease	(974,997)	$(24,998,720)	(2,328,756)	$(53,952,977)	(522,575)	$(7,488,628)	(1,431,525)	$(19,160,292)

Class I:

Proceeds from sale of shares	908,258	$23,677,652	2,916,810	$68,573,990	8,534,264	$121,238,532	18,527,385	$247,730,512

Reinvestment of distributions	—	—	17,262	394,250	151,715	2,180,138	179,064	2,381,553

Cost of shares repurchased	(911,293)	(23,742,161)	(3,171,343)	(71,761,881)	(13,364,115)	(186,411,295)	(17,617,525)	(235,837,433)

Net increase (decrease)	(3,035)	$(64,509)	(237,271)	$(2,793,641)	(4,678,136)	$(62,992,625)	1,088,924	$14,274,632

Class C:

Proceeds from sale of shares	—	—	—	—	30,090	$408,326	163,541	$2,082,551

Cost of shares repurchased	—	—	—	—	(1,137,808)	(15,654,410)	(787,345)	(10,174,794)

Net decrease	—	—	—	—	(1,107,718)	$(15,246,084)	(623,804)	$(8,092,243)

27

Notes to Financial Statements (continued)

	Global Opportunities

	March 31, 2018		September 30, 2017

	Shares	Amount	Shares	Amount

Class N:

Proceeds from sale of shares	181	$2,100	4,366	$43,514

Reinvestment of distributions	20	234	—	—

Cost of shares repurchased	—	—	(3,480)	(36,565)

Net increase	201	$2,334	886	$6,949

Class I:

Proceeds from sale of shares	36,237	$423,816	152,387	$1,568,977

Reinvestment of distributions	1,802	21,205	—	—

Cost of shares repurchased	(2,445)	(28,411)	(36,853)	(386,765)

Net increase	35,594	$416,610	115,534	$1,182,212

At March 31, 2018, certain unaffiliated shareholders of record, including omnibus accounts, individually or collectively held greater than 10% of the net assets of the Fund as follows: Global Opportunities - one collectively own 27%. Transactions by this shareholder may have a material impact on their respective Fund.

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into third-party repurchase agreements for temporary cash management purposes and third-party joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Funds participate on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held in safekeeping by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Program, the Funds are indemnified for such losses by BNYM on joint repurchase agreements.

At March 31, 2018, the market value of Repurchase Agreements outstanding for Small Cap, U.S. Equity and Global Opportunities were $19,712,190, $47,732,543 and $240,584, respectively.

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and forward foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

j. FOREIGN SECURITIES

Global Opportunities invests in securities of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities. Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. Realized gains in certain countries may be subject to foreign taxes at the Fund level and would pay such foreign taxes at the appropriate rate for each jurisdiction.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects one or more subadvisers for the Funds (subject to Board approval) and monitors each subadviser’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by SouthernSun Asset Management, LLC (“SouthernSun”), who serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in SouthernSun.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended March 31,

28

Notes to Financial Statements (continued)

2018, the Funds’ investment management fees were paid at the following annual rate of each Fund’s respective average daily net assets:

Small Cap	0.75%

U.S. Equity	0.75%

Global Opportunities	0.90%

The Investment Manager has contractually agreed, through at least February 1, 2019, to waive management fees and/or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transaction costs, shareholder servicing fees, distribution and service (12b-1) fees, acquired fund fees and expenses and extraordinary expenses) of Small Cap, U.S. Equity and Global Opportunities to 1.25%, 1.09 and 1.30%, respectively, of the percentages of the Funds’ average daily net assets subject to later reimbursement by the Funds in certain circumstances.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

In general, for a period of up to 36 months, the Investment Manager may recover from each Fund fees waived and expenses paid pursuant to this contractual agreement, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount.

At March 31, 2018, the Funds’ expiration of recoupment is as follows:

Expiration Period	Global Opportunities

Less than 1 year	—

Within 2 years	$139,444

Within 3 years	97,416

Total Amount Subject to Recoupment	$236,860

The Trust, on behalf of the Funds, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for all non-portfolio management aspects of managing the Fund’s operations, including administration and shareholder services to each Fund. Each Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Trust has adopted a distribution and service plan (the “Plan”) with respect to the Class N and Class C shares, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales charges. Pursuant to the Plan, each Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each such class of the Fund’s shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to 0.25% annually of each Fund’s average daily net assets attributable to the Class N shares and 1.00% annually of the average daily net assets attributable to U.S Equity Class C shares. The Plan further provides for periodic payments by the Trust or the Distributor to brokers, dealers and other financial intermediaries for providing shareholder services and for promotional and other sales related costs. The portion of payments made under the plan by Class N or Class C shares of U.S. Equity and Class N shares of Small Cap and Global Opportunities for shareholder servicing may not exceed an annual rate of 0.25% of the average daily net asset value of each Fund’s shares of that class owned by clients of such broker, dealer or financial intermediary.

For the Class N and Class I of Global Opportunities, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. Class N and Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratio for the six months ended March 31, 2018, was as follows:

Fund	Maximum Annual Amount Approved	Actual Amount Incurred

Global Opportunities

Class N	0.15%	0.15%

Class I	0.15%	0.04%

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds family. The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds family. Participation in this interfund lending program is voluntary for both the borrowing and lending

29

Notes to Financial Statements (continued)

funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. For the six months ended March 31, 2018, the Funds neither borrowed from nor lent to other funds in the AMG Funds family. At March 31, 2018, the Funds had no interfund loans outstanding.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended March 31, 2018, were as follows:

	Long Term Securities

Fund	Purchases	Sales

Small Cap	$29,800,104	$45,350,929

U.S. Equity	89,806,332	172,723,831

Global Opportunities	510,419	103,534

The Funds had no purchases or sales of U.S. Government Obligations during the six months ended March 31, 2018.

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Program providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in a separate omnibus account managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

The value of securities loaned on positions held and cash collateral received at March 31, 2018, were as follows:

Fund	Securities Loaned	Cash Collateral Received

Small Cap	$19,985,083	$19,712,190

U.S. Equity	47,890,482	47,732,543

Global Opportunities	235,361	240,854

5. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

6. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the securities lending program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

30

Notes to Financial Statements (continued)

The following table is a summary of the Funds’ open Repurchase Agreements that are subject to a master netting agreement as of March 31, 2018:

		Gross Amount Not Offset in the Statement of Assets and Liabilities

Fund	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments Collateral	Cash Collateral Received	Net Amount

Small Cap

BNP Paribas S.A.	$984,593	$984,593	—	—

Daiwa Capital Markets America	4,681,899	4,681,899	—	—

Jefferies LLC	4,681,899	4,681,899	—	—

Nomura Securities International, Inc.	4,681,899	4,681,899	—	—

State of Wisconsin Investment Board	4,681,900	4,681,900	—	—

Totals	$19,712,190	$19,712,190	—	—

U.S. Equity

Cantor Fitzgerald Securities, Inc.	$11,337,055	$11,337,055	—	—

Daiwa Capital Markets America	11,337,055	11,337,055	—	—

Deutsche Bank Securities, Inc.	1,376,820	1,376,820	—	—

Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,007,458	1,007,458	—	—

RBC Dominion Securities, Inc.	11,337,055	11,337,055	—	—

State of Wisconsin Investment Board	11,337,100	11,337,100	—	—

Totals	$47,732,543	$47,732,543	—	—

Global Opportunities

Merrill Lynch, Pierce, Fenner & Smith, Inc.	$240,854	$240,854	—	—

7. SUBSEQUENT EVENTS

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements, which require an additional disclosure in or adjustment of the Funds’ financial statements.

31

THIS PAGE INTENTIONALLY LEFT BLANK

INVESTMENT MANAGER AND

ADMINISTRATOR

AMG Funds LLC

600 Steamboat Road, Suite 300

Greenwich, CT 06830

800.835.3879

DISTRIBUTOR

AMG Distributors, Inc.

600 Steamboat Road, Suite 300

Greenwich, CT 06830

800.835.3879

SUBADVISER

SouthernSun Asset Management, LLC

6070 Poplar Avenue

Suite 300

Memphis, TN 38119

CUSTODIAN

The Bank of New York Mellon

111 Sanders Creek Parkway

East Syracuse, NY 13057

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: Managers

P.O. Box 9769

Providence, RI 02940

800.548.4539

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

Edward J. Kaier

Kurt A. Keilhacker

Steven J. Paggioli

Richard F. Powers III

Eric Rakowski

Victoria L. Sassine

Thomas R. Schneeweis

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by AMG Distributors, Inc., member FINRA.

Current net asset values per share for each Fund are available on the Funds’ website at amgfunds.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC website at sec.gov.

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330. To review a complete list of the Funds’ portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit amgfunds.com.

amgfunds.com	33

AFFILIATE SUBADVISED FUNDS

BALANCED FUNDS

AMG Chicago Equity Partners Balanced

Chicago Equity Partners, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG FQ Tax-Managed U.S. Equity

AMG FQ Long-Short Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Company, LLC

AMG GW&K Small Cap Core

AMG GW&K Small/Mid Cap

AMG GW&K U.S. Small Cap Growth

GW&K Investment Management, LLC

AMG Renaissance International Equity

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Dividend All Cap Value II

AMG River Road Focused Absolute Value

AMG River Road Long-Short

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG SouthernSun Small Cap

AMG SouthernSun Global Opportunities

AMG SouthernSun U.S. Equity

SouthernSun Asset Management, LLC

AMG Systematic Mid Cap Value

Systematic Financial Management, L.P.

AMG TimesSquare Emerging Markets Small Cap

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

.

AMG Trilogy Emerging Markets Equity

AMG Trilogy Emerging Wealth Equity

Trilogy Global Advisors, L.P.

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Focused Fund - Security Selection Only

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond

AMG GW&K Enhanced Core Bond

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

OPEN-ARCHITECTURE FUNDS

ALTERNATIVE FUNDS

AMG Managers Lake Partners LASSO Alternative

Lake Partners, Inc.

BALANCED FUNDS

AMG Managers Montag & Caldwell Balanced

Montag & Caldwell, LLC

EQUITY FUNDS

AMG Managers Brandywine

AMG Managers Brandywine Advisors Mid Cap Growth

AMG Managers Brandywine Blue

Friess Associates, LLC

AMG Managers Cadence Emerging Companies

AMG Managers Cadence Mid Cap

Cadence Capital Management, LLC

AMG Managers CenterSquare Real Estate

CenterSquare Investment Management, LLC

AMG Managers Emerging Opportunities

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

AMG Managers Essex Small/Micro Cap Growth

Essex Investment Management Co., LLC

AMG Managers Fairpointe ESG Equity

AMG Managers Fairpointe Mid Cap

Fairpointe Capital LLC

AMG Managers Guardian Capital Global Dividend

Guardian Capital LP

AMG Managers LMCG Small Cap Growth

LMCG Investments, LLC

AMG Managers Montag & Caldwell Growth

AMG Managers Montag & Caldwell Mid Cap Growth

Montag & Caldwell, LLC

AMG Managers Pictet International

Pictet Asset Management Limited

AMG Managers Silvercrest Small Cap

Silvercrest Asset Management Group LLC

AMG Managers Skyline Special Equities

Skyline Asset Management, L.P.

AMG Managers Special Equity

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

AMG Managers Value Partners Asia Dividend

Value Partners Hong Kong Limited

FIXED INCOME FUNDS

AMG Managers Amundi Intermediate Government

AMG Managers Amundi Short Duration Government

Amundi Pioneer Institutional Asset Management, Inc.

AMG Managers Doubleline Core Plus Bond

DoubleLine Capital LP

AMG Managers Global Income Opportunity

AMG Managers Loomis Sayles Bond

Loomis, Sayles & Co., L.P.

amgfunds.com	033118	SAR076

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)	The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 13.	EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	June 1, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	June 1, 2018

By:	/s/ Thomas Disbrow
Thomas Disbrow, Principal Financial Officer

Date:	June 1, 2018